UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  September 30

Date of reporting period:   March 31, 2021

Item 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report 2021
For the Fiscal Period from October 1, 2020 through March 31, 2021
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at https://docs.nottinghamco.com/SectorRotation or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Sector Rotation Fund:

See Our Web site @ gpsmutualfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Letter to Shareholders

2021: No Immunity to Chaos

In previous letters I wrote that 2019 was “a roller coaster of a year” and 2020 was a “wild ride,” but I’m not sure I can say the same of 2021. That’s not to say we’ve seen less turmoil; it’s just that we seem to be getting used to it. We seem to be more immune to chaos than we are to COVID-19.

The year got off to an interesting start, with concerns about the transition of power from the Trump administration to the Biden administration. In hindsight that went smoothly: Biden is in the White House, and Trump is golfing in Florida.

However, a number of subsequent policy shifts were notable for their effect on the economy. Biden has issued 40 executive orders as of this writing, including one that shut down the Keystone XL pipeline, which would deliver more than 800,000 barrels of oil per day from Alberta, Canada, to Steele City, Nebraska, then down to the Gulf Coast. In doing so, he threatened many jobs that are key to an economic recovery.

Meanwhile, in March 2021 Congress passed the $1.9 trillion American Rescue Plan, which is worth about 9% of gross domestic product (GDP). This was the third major stimulus package passed since COVID-19 struck (following the $2 trillion CARES Act in March 2020 and the $900 billion COVID-19 Economic Relief Bill in December 2020).

While the stimulus put more money into the pockets of consumers, it was also filled with pork: The Wall Street Journal editorial board estimated that only $825 billion of the American Rescue Plan was directly related to COVID-19 relief, with $1 trillion earmarked for “expansions of progressive programs, pork, and unrelated policy changes.” This led to worries about inflation. (Anyone who’s building a house right now, or even hobby woodworkers, can tell you more than you want to know about lumber prices.)

In this environment, equities showed solid performance. Remember, the S&P 500 Index declined by nearly 34% during the pandemic selloff, which took place from February 19, 2020, to March 23, 2020. As of March 31, 2021, the end of the first quarter, the index was up more than 80% from its low. It rose by 6.2% in the first quarter of 2021 alone, and even reached an all-time high on March 26, when it closed at $3,975.

Bonds have not fared so well. The Bloomberg Barclays U.S. Aggregate Bond Index, widely considered a proxy for the investment-grade bond market, fell by 3.4% in the first quarter. This, of course, was due to a rise in interest rates, which increased due to expectations that the vaccine rollout, combined with monetary and fiscal stimulus, will lead to higher economic growth and inflation. As of April 19, the 10-Year Treasury yield is 1.58%, up from an all-time low of 0.51% in August 2020. (Remember, bond prices move inversely to interest rates.)

Still, one could argue that the outlook is fairly bright.

Lockdowns have eased substantially with the development of several effective COVID-19 vaccines and the widespread rollout of vaccination campaigns. As of April 19, a total of 85,365,180 Americans had been fully vaccinated, or 25.7% of the country’s population, according to the Centers for Disease Control (CDC).

It’s hard to say where this is heading. The recession we’re in was driven by a medical crisis (the pandemic), so medical developments will drive the recovery. Will vaccines work? Are they really safe?

We should have a better idea this summer, which marks the one-year anniversary of stage three vaccine trials starting. The discovery of any longer-term ramifications of the new MRNA technology could slow reopening efforts, and that would be bad for economic growth. Assuming the vaccines continue to work with no serious side effects, however, economic growth should pick up more as economies open.

Consumption of services, in particular, is lagging consumption of goods. It’s a lot easier to order a widget online than it is to walk into a spa or a restaurant. But once services begin opening up again in earnest, tremendous pent-up demand should be released. And that demand should be supported by the tremendous amount of fiscal and monetary stimulus we’ve seen. In other words, consumers have money to spend.

So, after declining by 3.5% in 2020, real GDP is expected to increase by 6.5% in 2021 and 3.3% in 2022. That means the economy will likely surpass its pre-pandemic level in early 2021.

All in all, despite some ongoing uncertainty, the world looks quite a bit different than it did at the beginning of 2020, and one can hope that we’re on the cusp of a brighter era. Of course, there is significant uncertainty.

First, COVID-19 is a trickster of sorts, and we’re not sure about the spread and impact of significantly more infectious virus mutations, which could lead to ongoing pandemic waves in 2021 and stricter social-distancing measures. Other risks include slower vaccine distribution due to logistics problems; insufficient vaccine take-up by the population; and, as I mentioned earlier, the discovery of long-term vaccine side effects.

Plus, the U.S. State Department has just announced that it will boost its “Do Not Travel” guidance to about 80% of countries worldwide, citing “unprecedented risk to travelers” from COVID-19. That will certainly affect tourism and business travel, but the fear it inspires could also lead to worse-than-expected declines in economic activity.

Then there are interest rates. The 10-year U.S. Treasury yield was below 1% as we headed into 2021. It rose as high as 1.7% and is now hovering below 1.6%. Where will it go from here? U.S. Treasury yields are largely a function of the three- to five-year moving average of U.S. economic growth, so as growth improves, rates should increase. I wouldn’t be surprised to see the 10-year U.S. Treasury yield in the 2% to 2.5% range by the second half of 2021.

That’s not drastic, and for good reason: the Federal Reserve is not interested in withdrawing liquidity at this point. As of now, the policymakers claim that they are a long way from pulling back. There are still tremendous amounts of economic slack in the U.S. economy, so the central bankers are not about to disrupt this recovery. That should help answer the big question on everyone’s mind: “When will the Federal Reserve begin to tighten monetary policy from its current ultra-accommodative levels?” Our sense is that the Fed may tighten bit earlier than expected, with the first step being to taper the quantitative easing program later this year.

There are a few different directions the American economy could head in 2021. But with so much uncertainty around the effects of COVID-19, Biden’s policies, and the Fed, I’m inclined to say less rather than more about the future of the economy and markets.

I will say this, however: The investments that satisfied investors over the past one to five years likely won’t satisfy investors over the next one to five years, regardless of who is elected and what the remainder of 2021 brings. That’s why I’m always looking at the economy and markets from five miles up. This broad view helps me identify sectors that show the strongest signs of growth over the next three to 12 months at any point in time.

As always, I appreciate the trust you have placed in me. I will continue to work hard every day to maintain that trust.

Mark Anthony Grimaldi,
Portfolio Manager and Author

(RCSEC0321001)

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of March 31, 2021
	Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 93.47%

Communication Services - 6.52%
Vanguard Communication Services ETF	15,000	$1,950,150

Consumer Discretionary - 22.01%
Consumer Discretionary Select Sector SPDR Fund	4,000	672,280
Vanguard Consumer Discretionary ETF	20,000	5,907,600
		6,579,880
Consumer Staples - 11.92%
Vanguard Consumer Staples ETF	20,000	3,564,600

Financials - 7.63%
Vanguard Financials ETF	27,000	2,281,500

Foreign - 3.70%
iShares MSCI Switzerland ETF	25,000	1,105,250

Health Care - 14.12%
Invesco Dynamic Pharmaceuticals ETF	10,000	788,800
Vanguard Health Care ETF	15,000	3,431,250
		4,220,050
Industrials - 8.51%
Invesco Aerospace & Defense ETF	35,000	2,545,550

Information Technology - 10.79%
Vanguard Information Technology ETF	9,000	3,226,410

Large-Cap - 1.33%
SPDR S&P 500 ETF Trust	1,000	396,330

Materials - 6.94%
Vanguard Materials ETF	12,000	2,075,400

Total Exchange-Traded Funds (Cost $19,633,867)		27,945,120

SHORT-TERM INVESTMENT - 6.79%
Fidelity Institutional Money Market Fund - Treasury Portfolio, 0.01% §	2,030,902	2,030,902

Total Short-Term Investment (Cost $2,030,902)		2,030,902

Total Value of Investments (Cost $21,664,769) - 100.26%		$29,976,022

Liabilities in Excess of Other Assets - (0.26)%		(79,109)

NET ASSETS - 100.00%		$29,896,913

§ Represents 7 day effective yield as of March 31, 2020.
		(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2021

Summary of Investments
(Unaudited)	% of Net
	Assets	Value
Exchange Traded Funds:
Communication Services	6.52%	$1,950,150
Consumer Discretionary	22.01%	6,579,880
Consumer Staples	11.92%	3,564,600
Financials	7.63%	2,281,500
Foreign	3.70%	1,105,250
Health Care	14.12%	4,220,050
Industrials	8.51%	2,545,550
Information Technology	10.79%	3,226,410
Large-Cap	1.33%	396,330
Materials	6.94%	2,075,400
Short-Term Investment	6.79%	2,030,902
Liabilities in Excess of Other Asses	-0.26%	(79,109)
Total Assets	100.00%	$ 29,896,913

See Notes to Financial Statements

Sector Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2021

Assets:
Investments, at value (cost $21,664,769)	$29,976,022
Receivables:
Fund shares sold	824
Dividends and interest	1,293
Prepaid expenses:
Registration and filing expenses	9,675
Fund accounting fees	2,206

Total assets	29,990,020

Liabilities:
Payables:
Fund shares repurchased	46,323
Accrued expenses:
Advisory fees	26,615
Professional fees	10,256
Distribution and service fees	3,202
Trustee fees and meeting expenses	2,693
Custody fees	1,418
Shareholder fulfillment expenses	769
Administrative fees	576
Compliance fees	446
Miscellaneous expenses	434
Insurance fees	230
Security pricing fees	145

Total liabilities	93,107

Net Assets	$29,896,913

Net Assets Consist of:
Paid in Capital	$20,009,220
Distributable Earnings	9,887,693

Total Net Assets	$29,896,913
Shares Outstanding, no par value (unlimited authorized shares)	2,026,608
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$14.75

See Notes to Financial Statements

Sector Rotation Fund

Statement of Operations
(Unaudited)

For the Fiscal Period Ended March 31, 2021

Investment Income:
Dividends	$129,896

Total Investment Income	129,896

Expenses:
Advisory fees (Note 2)	138,987
Distribution and service fees (Note 4)	34,747
Professional fees	17,942
Administration fees (Note 2)	17,721
Fund accounting fees (Note 2)	14,858
Registration and filing expenses	14,651
Transfer agent fees (Note 2)	10,500
Shareholder fulfillment expenses	8,972
Compliance fees (Note 2)	6,370
Custody fees (Note 2)	4,964
Trustee fees and meeting expenses (Note 3)	4,280
Insurance fees	2,184
Miscellaneous expenses (Note 2)	2,184
Security pricing fees	1,456

Total Expenses	279,816

Net Investment Loss	(149,920)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	1,701,837

Net change in unrealized appreciation on investments	2,555,907

Net Realized and Unrealized Gain on Investments	4,257,744

Net Increase in Net Assets Resulting from Operations	$4,107,824

See Notes to Financial Statements

Sector Rotation Fund

Statements of Changes in Net Assets
	March 31,	September 30,
For the fiscal year or period ended	2021 (a)	2020

Operations:
Net investment loss	$(149,920)	$(139,682)
Net realized gain from investment transactions	1,701,837	344,530
Net change in unrealized appreciation on investments	2,555,907	1,783,310

Net Increase in Net Assets Resulting from Operations	4,107,824	1,988,158

Distributions to Shareholders:	(320,001)	(2,072,001)

Decrease in Net Assets Resulting from Distributions	(320,001)	(2,072,001)

Beneficial Interest Transactions:
Shares sold	1,397,944	2,697,154
Reinvested dividends and distributions	319,129	2,063,460
Shares repurchased	(1,196,809)	(4,029,169)

Increase from Beneficial Interest Transactions	520,264	731,445

Net Increase in Net Assets	4,308,087	647,602

Net Assets:
Beginning of period	25,588,826	24,941,224
End of period	$29,896,913	$25,588,826

	March 31,	September 30,
Share Information:	2021 (a)	2020
Shares sold	101,430	232,819
Reinvested distributions	23,175	165,607
Shares repurchased	(86,832)	(336,676)
Increase in Shares of Beneficial Interest	37,773	61,750

(a) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Financial Highlights

For a share outstanding during each of	March 31,		September 30,
the fiscal years or period ended	2021	(e)	2020	2019	2018	2017

Net Asset Value, Beginning of Period	$ 12.87		$ 12.94	$ 14.58	$ 12.99	$ 11.61

Income (Loss) from Investment Operations
Net investment loss (a)	(0.07)		(0.07)	(0.05)	(0.10)	(0.04)
Net realized and unrealized gain (loss)
on investments	2.11		1.08	(0.46)	2.48	1.76

Total from Investment Operations	2.04		1.01	(0.51)	2.38	1.72

Less Distributions to Shareholders:
From net investment income	-		-	(0.38)	(0.01)	-
From net realized gain	(0.16)		(1.08)	(0.75)	(0.78)	(0.34)

Total Distributions	(0.16)		(1.08)	(1.13)	(0.79)	(0.34)

Net Asset Value, End of Period	$ 14.75		$ 12.87	$ 12.94	$ 14.58	$ 12.99

Total Return (b)	15.94%	(g)	8.04%	(2.41)%	19.05%	15.17%

Net Assets, End of Period (in thousands)	$29,897		$25,589	$24,941	$26,707	$23,798

Ratios of:
Gross Expenses to Average Net Assets (c)(d)	2.01%	(f)	2.10%	2.05%	1.96%	1.90%
Net Expenses to Average Net Assets (c)	2.01%	(f)	2.10%	2.02%	1.96%	1.89%
Net Investment Loss to Average
Net Assets (c)	(1.08)%	(f)	(0.57)%	(0.38)%	(0.71)%	(0.35)%

Portfolio turnover rate	112.54%	(g)	274.61%	184.39%	219.74%	333.48%

(a)	Calculated using the average shares method.
(b)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(e) Unaudited.
(f) Annualized.
(g) Not annualized.

See Notes to Financial Statements

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

1.  Organization and Significant Accounting Policies

The Sector Rotation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”).  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust.

The Fund commenced operations on December 31, 2009 as a series of the World Funds Trust (“WFT”).  Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011.  The reorganization occurred on June 27, 2011.  Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.

The investment objective of the Fund is to seek to achieve capital appreciation.  The Fund utilizes a sector rotation strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  Under normal circumstances, the Fund invests in exchange-traded funds (“ETFs”).  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2021 for the Fund’s assets measured at fair value:

Sector Rotation Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Funds*	$27,945,120	$27,945,120	$-	$-
Short-Term Investment	2,030,902	2,030,902	-	-
Total	$29,976,022	$29,976,022	$-	$-

(a)	The Fund had no Level 3 holdings during the fiscal period ended March 31, 2021.
*Refer to Schedule of Investments for breakdown by Industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to Grimaldi Portfolio Solutions, Inc. (the “Advisor”) calculated at the annual rate of 1.00% of the Fund’s average daily net assets.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.14%. The Expense Limitation Agreement runs through January 31, 2022 and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

For the fiscal period ended March 31, 2021, $138,987 in advisory fees were incurred, and no fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month.  As of March 31, 2021, the Administrator received $2,184 in miscellaneous reporting expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $17,721 in administration fees, $4,964 in custody fees, and $14,858 in fund accounting fees for the fiscal period ended March 31, 2021.

Compliance Services
The Nottingham Company, Inc. provides services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred $10,500 in transfer agent fees during the fiscal period ended March 31, 2021.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.

For the period from October 1, 2020 through December 31, 2020, the Distributor received $5,000 per year paid in monthly installments for services provided and expenses assumed.

Effective January 1, 2021, the Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  This expense is included in the shareholder fulfillment expenses on the Statement of Operations.

3.   Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  The Trust reimbursed each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees were incurred during the year as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.   Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Fund for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended March 31, 2021, $34,747 in distribution and service fees were incurred by the Fund.

5.   Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$29,171,624	$28,903,118

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended March 31, 2021.

6.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

(Continued)

Sector Rotation Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2021

Management reviewed the Fund’s tax positions taken or to be taken on federal income tax returns for the open tax years of September 30, 2018 through September 30, 2020, and through the fiscal period ended March 31, 2021, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal year and period ended were characterized for tax purposes as follows:

	September 30, 2020	September 30, 2020
Net Investment Income	$ -	$ -
Long-Term Capital Gain	$ 320,001	$ 2,072,001

At March 31, 2021, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$21,664,769

Unrealized Appreciation	8,311,253
Unrealized Depreciation	(-)
Net Unrealized Appreciation	$8,311,253

7.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As March 31, 2021, Charles Schwab held 87.16% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

8.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

9.   Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Sector Rotation Fund

Additional Information
(Unaudited)

As of March 31, 2021

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2021.

During the fiscal period, no income distributions were paid from the Fund, but $320,001 in long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 through March 31, 2021.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Sector Rotation Fund

Additional Information
(Unaudited)

As of March 31, 2021

Sector Rotation Fund	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,159.40	$10.82
	$1,000.00	$1,014.91	$10.10
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 2.01%, multiplied by 182/365 (to reflect the one-half year period).

Sector Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Grimaldi Portfolio Solutions, Inc.
116 South Franklin Street	Executive Park
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	1207 Route 9, Suite 10 Wappingers Falls, New York 12590

Telephone:	Telephone:

800-773-3863	845-297-3500

World Wide Web @: ncfunds.com	World Wide Web @: gpsmutualfunds.com

ITEM 2.	CODE OF ETHICS
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	June 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	June 9, 2021

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	June 9, 2021